Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties
Related Parties

9.              Related Parties

Ownership in Our General Partner by the Management of Fund I and its Affiliates

As of December 31, 2011, Lime Rock Management, an affiliate of Fund I owned 100% of our general partner and Fund I owned an aggregate of approximately 32.2% of our outstanding common units and all of our subordinated units representing limited partner interests in us. In addition, our general partner owned an approximate 0.1% general partner interest in us, represented by 22,400 general partner units, and all of our incentive distribution rights.

Contracts with our General Partner and its Affiliates

We have entered into agreements with our general partner and its affiliates. Refer to Note 1 for a description of those agreements. For the period from November 16 to December 31, 2011, we paid Lime Rock Management approximately $0.6 million, either directly or indirectly related to these agreements.

Distributions of Available Cash to Our General Partner and Affiliates

We will generally make cash distributions to our unitholders and our general partner pro rata. As of December 31, 2011, our general partner and its affiliates held 5,049,600 of our common units, all of our subordinated units and 22,400 general partner units. No cash distributions were made from November 16 to December 31, 2011. The Partnership made a cash distribution on February 14, 2012 as discussed in Note 14.

Predecessor Related Parties

Each of LRR A, LRR B and LRR C has a management agreement with Lime Rock Management, an affiliated entity, to provide management services for the operation and supervision of their respective funds. The management fee is determined by a formula based on the partners’ invested capital or the equity capital commitment. During the period from January 1 to November 15, 2011, the predecessor expensed $5.4 million in management fees to Lime Rock Management. The predecessor expensed $6.1 million and $8.5 million related to management fees to Lime Rock Management for the years ended December 31, 2010 and 2009, respectively.

In the normal course of business, certain expenses of the predecessor may be paid by, and subsequently reimbursed to, Lime Rock Management. There were no outstanding amounts due to Lime Rock Management at December 31, 2010.

In addition, through the normal course of business, certain expenses of the predecessor may be paid by, and subsequently reimbursed to, OpCo, an affiliated entity, pursuant to a services agreement. As of December 31, 2010, the predecessor had a minimal amount due to or from OpCo.

For certain oil and natural gas properties where the predecessor is the operator, the predecessor receives income related to joint interest operations. For the period from January 1 to November 15, 2011, the predecessor received $0.9 million, of income, which reduced the management fee paid by the predecessor to Lime Rock Management. The predecessor did not record any such amounts during the years ended December 31, 2010 and 2009. All related party transactions are at amounts believed to be commensurate with an arm’s-length transaction between parties and are stated at fair market value.